General (Details) - USD ($) $ in Thousands	Dec. 27, 2018	Mar. 07, 2018
Adaptik Corporation [Member]
Net assets & liabilities		$ (2,697)
Intangible assets		12,936
Deferred taxes		(3,528)
Goodwill		11,468
Net assets acquired		$ 18,179
Knowledge Price [Member]
Net assets & liabilities	$ 780
Intangible assets	2,417
Deferred taxes	(363)
Goodwill	3,195
Net assets acquired	$ 6,029